Stock-Based Compensation - RSU activity (Details) - Restricted stock units - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
RSUs
Beginning balance, outstanding (in shares)	599,403	603,040	603,040	342,674
Granted (in shares)	92,505	95,636		664,718
Vested (in shares)	(265,157)	(94,428)		(214,555)
Forfeited (in shares)	(25,055)	(4,845)		(189,797)
Ending balance, outstanding (in shares)	401,696	599,403	401,696	603,040
Weighted Average Grant Date Fair Value
Beginning balance, outstanding (in dollars per share)	$ 17.43	$ 18.97	$ 18.97	$ 43.45
Granted (in dollars per share)	7.64	9.15		14.22
Vested (in dollars per share)	13.83	17.76		34.07
Forfeitures (in dollars per share)	16.52	21.26		29.50
Ending balance, outstanding (in dollars per share)	$ 17.61	$ 17.43	$ 17.61	$ 18.97
Weighted Average Fair Value
Beginning balance	$ 6,146,714	$ 4,819,138	$ 4,819,138	$ 4,554,137
Granted	706,702	863,989		9,911,323
Vested	2,120,841	848,522	3,000,000.0	3,144,994
Forfeited	218,566	55,365		2,326,289
Ending balance	$ 2,781,676	$ 6,146,714	$ 2,781,676	$ 4,819,138